Property, Plant and Mine Development (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Cost	$ 26,705	$ 27,729
Accumulated Amortization	(12,428)	(9,719)
Net Book Value	14,277	18,010
Property Plant and Mine Development (Textuals)
Write-downs	4,352	52	2,084
North America [Member]
Property Plant and Mine Development (Textuals)
Construction-in-progress	348	285
South America [Member]
Property Plant and Mine Development (Textuals)
Construction-in-progress	1,534	1,519
Australia/New Zealand [Member]
Property Plant and Mine Development (Textuals)
Construction-in-progress	114	338
Indonesia [Member]
Property Plant and Mine Development (Textuals)
Construction-in-progress	30	55
Africa [Member]
Property Plant and Mine Development (Textuals)
Construction-in-progress	389	592
Land [Member]
Property, Plant and Equipment [Line Items]
Cost	227	223
Accumulated Amortization	0	0
Net Book Value	227	223
Facilities And Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	15,945	13,996
Accumulated Amortization	(8,671)	(6,596)
Net Book Value	7,274	7,400
Facilities And Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Depreciable Life	1 year
Facilities And Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Depreciable Life	35 years
Mine Development [Member]
Property, Plant and Equipment [Line Items]
Cost	4,792	4,793
Accumulated Amortization	(2,582)	(2,031)
Net Book Value	2,210	2,762
Mine Development [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Depreciable Life	1 year
Mine Development [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Depreciable Life	35 years
Mineral Interests [Member]
Property, Plant and Equipment [Line Items]
Mineral Interests Cost	2,163	4,854
Mineral Interests Accumulated Amortization	(710)	(752)
Mineral Interests Net Book Value	1,453	4,102
Mineral Interests [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Depreciable Life	1 year
Mineral Interests [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Depreciable Life	35 years
Asset Retirement Obligation Costs [Member]
Property, Plant and Equipment [Line Items]
Cost	1,043	988
Accumulated Amortization	(465)	(340)
Net Book Value	578	648
Asset Retirement Obligation Costs [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Depreciable Life	1 year
Asset Retirement Obligation Costs [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Depreciable Life	35 years
Construction In Progress [Member]
Property, Plant and Equipment [Line Items]
Cost	2,535	2,875
Accumulated Amortization	0	0
Net Book Value	2,535	2,875
Production Stage [Member]
Property, Plant and Equipment [Line Items]
Mineral Interests Cost	959	1,257
Mineral Interests Accumulated Amortization	(710)	(752)
Mineral Interests Net Book Value	249	505
Production Stage [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Depreciable Life	1 year
Production Stage [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Depreciable Life	22 years
Development Stage [Member]
Property, Plant and Equipment [Line Items]
Mineral Interests Cost	162	149
Mineral Interests Accumulated Amortization	0	0
Mineral Interests Net Book Value	162	149
Exploration Stage [Member]
Property, Plant and Equipment [Line Items]
Mineral Interests Cost	1,042	3,448
Mineral Interests Accumulated Amortization	0	0
Mineral Interests Net Book Value	1,042	3,448
Leased assets included above in facilities and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	9	5
Accumulated Amortization	(1)	(1)
Net Book Value	$ 8	$ 4
Leased assets included above in facilities and equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Depreciable Life	1 year
Leased assets included above in facilities and equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Depreciable Life	35 years